Management of financial risk - Impairment loss allowance of trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss allowance
Loss allowance	¥ 54,795	¥ 19,881
Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	8.12%	5.04%
Credit risk | Expected to be recognized within one year
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	6.36%	4.93%
Credit risk | Expected to be recognized in one to two years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	32.93%	13.80%
Credit risk | Expected to be recognized in two to three years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	78.49%	26.37%
Credit risk | Expected to be recognized beyond three years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	98.70%	96.75%
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	¥ 1,198,260	¥ 911,296
Credit risk | Simplified approach | related parties
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	516,765	295,944
Credit risk | Simplified approach | Expected to be recognized within one year
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	554,889	555,018
Credit risk | Simplified approach | Expected to be recognized in one to two years
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	88,524	43,859
Credit risk | Simplified approach | Expected to be recognized in two to three years
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	23,655	4,809
Credit risk | Simplified approach | Expected to be recognized beyond three years
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	14,427	11,666
Credit risk | Trade receivable and contract asset
Loss allowance
Loss allowance	97,243	45,944	¥ 13,128
Credit risk | Trade receivable and contract asset | Expected to be recognized within one year
Loss allowance
Loss allowance	35,286	27,335
Credit risk | Trade receivable and contract asset | Expected to be recognized in one to two years
Loss allowance
Loss allowance	29,151	6,054
Credit risk | Trade receivable and contract asset | Expected to be recognized in two to three years
Loss allowance
Loss allowance	18,566	1,268
Credit risk | Trade receivable and contract asset | Expected to be recognized beyond three years
Loss allowance
Loss allowance	¥ 14,240	¥ 11,287